[LOGO] Merrill Lynch Investment Managers

Annual Report

December 31, 2001

Merrill Lynch
S&P 500
Index Fund
Merrill Lynch Index Funds, Inc.

www.mlim.ml.com

                        Merrill Lynch S&P 500 Index Fund

Important Tax Information (unaudited)

All of the ordinary income distributions paid to shareholders of record on December 17, 2001 qualifies for the dividends received deduction for corporations.

Please retain this information for your records.

Custodian

Merrill Lynch Trust Company
800 Scudders Mill Road
Plainsboro, NJ 08536

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

                             Merrill Lynch S&P 500 Index Fund, December 31, 2001

DEAR SHAREHOLDER

Fiscal Year in Review

For the year ended December 31, 2001, Merrill Lynch S&P 500 Index Fund's Class A and Class D Shares had total returns of -12.19% and -12.49%, respectively, compared to the unmanaged benchmark Standard & Poor's (S&P) 500 Index's total return of -11.87%. (Complete performance information can be found on pages 3 and 4 of this report to shareholders.)

The year 2001 represented the second consecutive year whereby the S&P 500 Index posted a negative return with the Index falling a total of 321.16 points during the past two years. This past year delivered the S&P 500 Index its worst total return overall since 1981. The technology sector entered a bear market in early 2000, never fully recovered in 2001, and directly impacted the performance of the S&P 500 Index. During 2001, the S&P 500 Index lost 172.2 points or -13.2% with information technology affecting the S&P 500 Index by more than double of any other sector. Technology stocks took a net of 76 points away, which were mainly led by Cisco Systems, Inc., which fell by 52.7% and pulled the S&P 500 Index down by approximately 16 points, Microsoft Corporation, which pushed the Index back up by 14 points, EMC Corporation, taking 13 points and International Business Machines Corporation, returning seven points to the S&P 500 Index. As witnessed by the extreme volatility of individual names within the technology sector, the sector experienced flip-flops throughout all four quarters of the fiscal year. As a global economic downturn sharply reduced levels of corporate earning early in the year, technology stock valuations took a hit with the technology-heavy NASDAQ 100 Index posting a return of -32.8% for the first quarter of 2001. It returned +16.3% in the second quarter of 2001, yet it was not enough to recoup the losses seen in the prior quarter. With the tragedy of September 11, technology stocks took another large hit with the NASDAQ losing -36.2% and caused major indexes to reach their lowest levels since October of 1998 upon the reopening of the stock market on September 17. Aside from technology, financials were the second-largest detractor from the S&P 500 Index performance, taking away net 25 points. The only sector to actually add to the Index in 2001 was consumer discretionary, which, largely as a result of retailing stocks, was able to add six points to the Index. With all sectors "in the red" for the third quarter, a significant rebound was seen in the fourth quarter with the S&P 500 Index closing up 107.15 points at 1,148.09. This impressive fourth quarter rally can be contributed to the promise of fiscal stimulus from the Federal Reserve Board's cutting of interest rates 11 consecutive times bringing the December 6 Federal Funds rate cut to a 40-year low of 1.75%. In addition to the Federal Reserve Board's quick and bold response to anticipate and stave off a deep and prolonged downturn, investor's optimism of an economic recovery and opportunities to "buy in" at low prices also greatly contributed to the recovery.

Portfolio Matters

At December 31, 2001, the Fund had net assets of $1.9 billion. The Fund invests all of its assets in the Master S&P 500 Index Series, which has the same investment objective as the Fund. The principal investments of the Series are a fully replicating portfolio of all 500 stocks in the S&P 500 Index and a long position in the S&P 500 Index futures contracts. At December 31, 2001, the Series' equity portfolio was valued at $1.86 billion, which represents approximately 98% of net assets. In addition, the Series held a long position in S&P 500 March 2002 futures contracts. Through its holding of equities and futures contracts, it is the Fund's goal to be 100% invested in the S&P 500 Index at all times.

Thirty-one changes in the composition of the S&P 500 Index were made in 2001. In response to these changes, we added the following equities to the Series' portfolio during the year: Noble Drilling Corporation, Jabil Circuit, Inc., Univision Communications Inc., Citizens Communications Company, Cintas Corporation, Fiserv, Inc., Concord EFS, Inc., Mirant Corporation, The Pepsi Bottling Group, Inc., TMP Worldwide Inc., WorldCom Inc., Zions Bancorporation, John Hancock Financial Services, Inc., Rockwell International Corporation, AT&T Wireless Services Inc., PMC-Sierra, Inc., Family Dollar Stores, Inc., Zimmer Holdings, Inc., CIENA Corp., AmerisourceBergen Corporation, XL Capital Ltd., International Game Technology, Immunex Corporation, Teco Energy Inc., Equity Office Properties Trust, Health Management Associates, Inc., NVIDIA Corporation, Equity Residential Properties Trust, Genzyme Corporation, Jones Apparel Group, Inc. and Waters Corporation.

In Conclusion

We appreciate your investment in Merrill Lynch S&P 500 Index Fund, and we look forward to assisting you with your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director/Trustee

February 4, 2002

The Fund's transfer agency fee schedule has been amended. Under the revised schedule, the fees payable to Financial Data Services, Inc., the transfer agent for the Fund, now range from $16 to $23 per shareholder account (depending upon the level of service required) or 0.10% of account assets for certain accounts that participate in certain fee-based programs.

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers two pricing alternatives:

o Class A Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class D Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class D Shares are subject to an ongoing account maintenance fee of 0.25%.

      None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator and the Series' Investment Adviser voluntarily waived a portion of their administration fee and management fee, respectively. Without such waivers, the Fund's performance would have been lower.


                                     2 & 3

                             Merrill Lynch S&P 500 Index Fund, December 31, 2001

PERFORMANCE DATA (concluded)

Recent Performance Results

                                             6-Month       12-Month     Since Inception
As of December 31, 2001                   Total Return   Total Return    Total Return
=======================================================================================
ML S&P 500 Index Fund Class A Shares*        -5.72%        -12.19%           +60.69%
---------------------------------------------------------------------------------------
ML S&P 500 Index Fund Class D Shares*        -5.84         -12.49            +58.73
---------------------------------------------------------------------------------------
S&P 500 Index**                              -5.55         -11.87            +52.80
=======================================================================================

 * Total investment returns are based on changes in net asset value for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 4/03/97.
** This unmanaged broad-based Index is comprised of common stocks. Since inception total return is from 4/30/97.

Average Annual Total Return

                                                                        % Return
================================================================================
Class A Shares
================================================================================
One Year Ended 12/31/01                                                  -12.19%
--------------------------------------------------------------------------------
Inception (4/03/97) through 12/31/01                                     +10.51
--------------------------------------------------------------------------------

                                                                        % Return
================================================================================
Class D Shares
================================================================================
One Year Ended 12/31/01                                                  -12.49%
--------------------------------------------------------------------------------
Inception (4/03/97) through 12/31/01                                     +10.23
--------------------------------------------------------------------------------

Total Return Based on a $10,000 Investment--Class A & Class D Shares

A line graph depicting the growth of an investment in the Fund's Class A Shares and Class D Shares compared to growth of an investment in the Standard & Poor's 500 Index. Values are from April 3, 1997 to December 2001.

                                4/03/97**  12/97     12/98     12/99     12/00     12/01
ML S&P 500 Index
Fund+--Class A Shares*          $10,000    $13,080   $16,774   $20,204   $18,299   $16,068

ML S&P 500 Index
Fund+--Class D Shares*          $10,000    $13,053   $16,701   $20,068   $18,137   $15,872

                                4/03/97**  12/97     12/98     12/99     12/00     12/01
Standard & Poor's 500 Index++   $10,000    $12,256   $15,759   $19,075   $17,338   $15,280

 * Assuming transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
 + The Fund invests all of its assets in the Master S&P 500 Index Series of Quantitative Master Series Trust. The Trust's investments are allocated among common stocks in approximately the same weightings as the S&P 500 Index.
++ This unmanaged broad-based Index is comprised of common stocks. The starting date for the Index in the graph is from 4/31/97.

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
S&P 500
INDEX FUND    As of December 31, 2001
====================================================================================================================================
Assets:      Investment in Master S&P 500 Index Series, at value (identified cost--$1,775,009,786)                    $1,882,620,879
             Prepaid registration fees and expenses ..............................................                            59,591
                                                                                                                      --------------
             Total assets ........................................................................                     1,882,680,470
                                                                                                                      --------------
====================================================================================================================================
Liabilities: Payables:
               Administrative fees ...............................................................   $     391,329
               Distributor .......................................................................         164,003           555,332
                                                                                                     -------------
             Accrued expenses and other liabilities ..............................................                           542,890
                                                                                                                      --------------
             Total liabilities ...................................................................                         1,098,222
                                                                                                                      --------------
====================================================================================================================================
Net Assets:  Net assets ..........................................................................                    $1,881,582,248
                                                                                                                      ==============
====================================================================================================================================
Net Assets   Class A Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized .....                    $        7,878
Consist of:  Class D Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized .....                             5,499
             Paid-in capital in excess of par ....................................................                     1,865,195,404
             Undistributed investment income--net ................................................   $     720,065
             Accumulated realized capital losses on investments and foreign currency transactions
             from the Series--net ................................................................     (91,957,691)
             Unrealized appreciation on investments from the Series--net .........................     107,611,093
                                                                                                     -------------
             Total accumulated earnings--net .....................................................                        16,373,467
                                                                                                                      --------------
             Net assets ..........................................................................                    $1,881,582,248
                                                                                                                      ==============
====================================================================================================================================
Net Asset    Class A--Based on net assets of $1,108,831,766 and 78,776,620 shares outstanding ....                    $        14.08
Value:                                                                                                                ==============
             Class D--Based on net assets of $772,750,482 and 54,992,670 shares outstanding ......                    $        14.05
                                                                                                                      ==============
====================================================================================================================================

See Notes to Financial Statements.


                                     4 & 5

                             Merrill Lynch S&P 500 Index Fund, December 31, 2001

STATEMENT OF OPERATIONS

MERRILL LYNCH
S&P 500
INDEX FUND              For the Year Ended December 31, 2001
=============================================================================================================================
Investment Income       Net investment income allocated from the Series:
From the Series--Net:     Dividends (net of $111,074 foreign withholding tax) ...............                   $  23,712,962
                          Interest ..........................................................                         790,772
                          Securities lending--net ...........................................                             881
                          Expenses ..........................................................                        (992,213)
                                                                                                                -------------
                        Net investment income from the Series ...............................                      23,512,402
                                                                                                                -------------
=============================================================================================================================
Expenses:               Administration fee ..................................................   $  4,470,939
                        Account maintenance fee--Class D ....................................      1,940,396
                        Transfer agent fees .................................................      1,128,866
                        Printing and shareholder reports ....................................        139,132
                        Registration fees ...................................................         97,985
                        Professional fees ...................................................         39,636
                        Directors' fees and expenses ........................................         25,410
                        Other ...............................................................         96,732
                                                                                                ------------
                        Total expenses before reimbursement .................................      7,939,096
                        Reimbursement of expenses ...........................................       (154,303)
                                                                                                ------------
                        Total expenses after reimbursement ..................................                       7,784,793
                                                                                                                -------------
                        Investment income--net ..............................................                      15,727,609
                                                                                                                -------------
=============================================================================================================================
Realized &              Realized gain (loss) from the Series on:
Unrealized Gain           Investments--net ..................................................    (28,458,724)
(Loss) from the           Foreign currency transactions--net ................................          1,812      (28,456,912)
Series--Net:                                                                                    ------------
                        Change in unrealized appreciation on investments from the Series--net                    (207,600,105)
                                                                                                                -------------
                        Net Decrease in Net Assets Resulting from Operations ................                   $(220,329,408)
                                                                                                                =============
=============================================================================================================================

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                 For the Year Ended
MERRILL LYNCH                                                                                       December 31,
S&P 500                                                                                  ----------------------------------
INDEX FUND          Increase (Decrease) in Net Assets:                                        2001               2000
===========================================================================================================================
Operations:         Investment income--net ...........................................   $    15,727,609    $    12,656,712
                    Realized loss on investments from the Series--net ................       (28,456,912)       (30,584,243)
                    Change in unrealized appreciation on investments and
                    foreign currency transactions from the Series--net ...............      (207,600,105)      (158,335,395)
                                                                                         ---------------    ---------------
                    Net decrease in net assets resulting from operations .............      (220,329,408)      (176,262,926)
                                                                                         ---------------    ---------------
===========================================================================================================================
Dividends &         Investment income--net
Distributions to      Class A ........................................................        (9,962,496)        (7,752,379)
Shareholders:         Class D ........................................................        (5,037,507)        (4,924,465)
                    In excess of investment income--net
                      Class A ........................................................                --           (109,484)
                      Class D ........................................................                --            (69,546)
                    In excess of realized gain on investments from the Series--net
                      Class A ........................................................                --           (507,224)
                      Class D ........................................................                --           (461,493)
                                                                                         ---------------    ---------------
                    Net decrease in net assets resulting from dividends and
                    distributions to shareholders ....................................       (15,000,003)       (13,824,591)
                                                                                         ---------------    ---------------
===========================================================================================================================
Capital Share       Net increase in net assets derived from capital share transactions       403,132,668        214,357,742
Transactions:                                                                            ---------------    ---------------
===========================================================================================================================
Net Assets:         Total increase in net assets .....................................       167,803,257         24,270,225
                    Beginning of year ................................................     1,713,778,991      1,689,508,766
                                                                                         ---------------    ---------------
                    End of year* .....................................................   $ 1,881,582,248    $ 1,713,778,991
                                                                                         ===============    ===============
===========================================================================================================================
                  * Undistributed (accumulated distributions in excess of)
                    investment income--net ...........................................   $       720,065    $      (179,030)
                                                                                         ===============    ===============
===========================================================================================================================

See Notes to Financial Statements.


                                     6 & 7

                             Merrill Lynch S&P 500 Index Fund, December 31, 2001

FINANCIAL HIGHLIGHTS

                                                                                                 Class A
                   The following per share data and ratios have        -------------------------------------------------------------
                   been derived from information provided in the                      For the Year Ended           For the Period
MERRILL LYNCH      financial statements.                                                 December 31,               Apr. 3, 1997+
S&P 500                                                                ---------------------------------------------- to Dec. 31,
INDEX FUND         Increase (Decrease) in Net Asset Value:                2001          2000        1999        1998      1997
=================================================================================================================================
Per Share          Net asset value, beginning of period ............   $    16.18    $  18.02    $  15.30    $  12.55    $  10.00
Operating                                                              ----------    --------    --------    --------    --------
Performance:       Investment income--net ..........................          .13         .13         .18         .18         .11
                   Realized and unrealized gain (loss) on
                   investments from the Series--net ................        (2.10)      (1.82)       2.92        3.33        2.97
                                                                       ----------    --------    --------    --------    --------
                   Total from investment operations ................        (1.97)      (1.69)       3.10        3.51        3.08
                                                                       ----------    --------    --------    --------    --------
                   Less dividends and distributions from:
                     Investment income--net ........................         (.13)       (.14)       (.17)       (.16)       (.11)
                     In excess of investment income--net ...........           --          --++        --          --          --
                     Realized gain on investments from the
                     Series--net ...................................           --          --          --        (.60)       (.42)
                     In excess of realized gain on investments from
                     the Series--net ...............................           --        (.01)       (.21)         --          --
                                                                       ----------    --------    --------    --------    --------
                   Total dividends and distributions ...............         (.13)       (.15)       (.38)       (.76)       (.53)
                                                                       ----------    --------    --------    --------    --------
                   Net asset value, end of period ..................   $    14.08    $  16.18    $  18.02    $  15.30    $  12.55
                                                                       ==========    ========    ========    ========    ========
=================================================================================================================================
Total Investment   Based on net asset value per share ..............      (12.19%)     (9.43%)     20.45%      28.24%      30.80%@
Return:                                                                ==========    ========    ========    ========    ========
=================================================================================================================================
Ratios to Average  Expenses, net of reimbursement+++ ...............         .37%        .38%        .38%        .39%        .40%*
Net Assets:                                                            ==========    ========    ========    ========    ========
                   Expenses+++ .....................................         .38%        .40%        .38%        .40%        .57%*
                                                                       ==========    ========    ========    ========    ========
                   Investment income--net ..........................         .97%        .85%       1.03%       1.27%       1.71%*
                                                                       ==========    ========    ========    ========    ========
=================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ........   $1,108,832    $896,356    $848,591    $682,669    $445,016
Data:                                                                  ==========    ========    ========    ========    ========
=================================================================================================================================

                                                                                                 Class D
                   The following per share data and ratios have        -------------------------------------------------------------
                   been derived from information provided in the                      For the Year Ended           For the Period
                   financial statements.                                                 December 31,               Apr. 3, 1997+
                                                                       ---------------------------------------------- to Dec. 31,
                   Increase (Decrease) in Net Asset Value:                2001          2000        1999        1998      1997
=================================================================================================================================
Per Share          Net asset value, beginning of period ............   $    16.16    $  18.00    $  15.28    $  12.54    $  10.00
Operating                                                              ----------    --------    --------    --------    --------
Performance:       Investment income--net ..........................          .10         .04         .13         .11         .11
                   Realized and unrealized gain (loss) on
                   investments from the Series--net ................        (2.12)      (1.77)       2.94        3.37        2.95
                                                                       ----------    --------    --------    --------    --------
                   Total from investment operations ................        (2.02)      (1.73)       3.07        3.48        3.06
                                                                       ----------    --------    --------    --------    --------
                   Less dividends and distributions from:
                     Investment income--net ........................         (.09)       (.10)       (.14)       (.14)       (.10)
                     In excess of investment income--net ...........           --          --++        --          --          --
                     Realized gain on investments from the
                     Series--net ...................................           --          --          --        (.60)       (.42)
                     In excess of realized gain on investments from
                     the Series--net ...............................           --        (.01)       (.21)         --          --
                                                                       ----------    --------    --------    --------    --------
                   Total dividends and distributions ...............         (.09)       (.11)       (.35)       (.74)       (.52)
                                                                       ----------    --------    --------    --------    --------
                   Net asset value, end of period ..................   $    14.05    $  16.16    $  18.00    $  15.28    $  12.54
                                                                       ==========    ========    ========    ========    ========
=================================================================================================================================
Total Investment   Based on net asset value per share ..............      (12.49%)     (9.62%)     20.16%      27.95%      30.53%@
Return:                                                                ==========    ========    ========    ========    ========
=================================================================================================================================
Ratios to Average  Expenses, net of reimbursement+++ ...............         .62%        .63%        .63%        .64%        .65%*
Net Assets:                                                            ==========    ========    ========    ========    ========
                   Expenses+++ .....................................         .63%        .65%        .63%        .65%        .82%*
                                                                       ==========    ========    ========    ========    ========
                   Investment income--net ..........................         .71%        .60%        .77%       1.00%       1.47%*
                                                                       ==========    ========    ========    ========    ========
=================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ........   $  772,750    $817,423    $840,918    $435,256    $157,567
Data:                                                                  ==========    ========    ========    ========    ========
=================================================================================================================================

  *   Annualized.
  +   Commencement of operations.
 ++   Amount is less than $.01 per share.
+++   Includes the Fund's share of the Series' allocated expenses.
  @   Aggregate total investment return.

      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH S&P 500 INDEX FUND

1. Significant Accounting Policies:

Merrill Lynch S&P 500 Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Fund seeks to achieve its investment objective by investing all of its assets in Master S&P 500 Index Series (the "Series") of Quantitative Master Series Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The percentage of the Series owned by the Fund at December 31, 2001 was 99.4%. The Fund offers two classes of shares. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares and has exclusive voting rights with respect to matters relating to its account maintenance expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Fund's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of investment income and net realized capital gains are due primarily to differing tax treatments for futures transactions and post-October losses.

(f) Investment transactions--Investment transactions in the Series are accounted for on a trade date basis.

(g) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences of $1,812 have been reclassified between accumulated net realized capital losses and undistributed net investment income, $169,677


                                     8 & 9

                             Merrill Lynch S&P 500 Index Fund, December 31, 2001

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH S&P 500 INDEX FUND

has been reclassified between paid-in capital in excess of par and undistributed net investment income and $36 has been reclassified between paid-in capital in excess of par and accumulated net realized capital losses. Additionally, certain prior year amounts have been reclassified for consistent financial statement presentation. Certain current year amounts ($16,257 decrease to paid-in capital and a corresponding increase to the Fund's share of net unrealized appreciation on investments from the Series) are classified to reflect the liquidation of certain partners' investments in the Series.

These reclassifications have no effect on net assets or net asset values per share.

2. Transactions with Affiliates:

The Corporation has entered into an Administrative Services Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .245% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the year ended December 31, 2001, FAM earned fees of $4,470,939, of which $154,303 was waived.

The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of .25% based upon the average daily net assets of Class D Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investments in the Series for the year ended December 31, 2001 were $482,450,898 and $101,591,952, respectively.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $403,132,668 and $214,357,742 for the years ended December 31, 2001 and December 31, 2000, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended December 31, 2001                           Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................        47,072,962        $ 682,826,571
Shares issued to shareholders
in reinvestment of dividends ...........           690,457            9,673,307
                                               -----------        -------------
Total issued ...........................        47,763,419          692,499,878
Shares redeemed ........................       (24,375,581)        (355,006,286)
                                               -----------        -------------
Net increase ...........................        23,387,838        $ 337,493,592
                                               ===========        =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended December 31, 2000                           Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................        32,295,882        $ 565,187,150
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................           473,424            8,005,604
                                               -----------        -------------
Total issued ...........................        32,769,306          573,192,754
Shares redeemed ........................       (24,461,013)        (426,450,261)
                                               -----------        -------------
Net increase ...........................         8,308,293        $ 146,742,493
                                               ===========        =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended December 31, 2001                           Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................        19,309,208        $ 281,881,579
Shares issued to shareholders
in reinvestment of dividends ...........           316,365            4,422,789
                                               -----------        -------------
Total issued ...........................        19,625,573          286,304,368
Shares redeemed ........................       (15,225,662)        (220,665,292)
                                               -----------        -------------
Net increase ...........................         4,399,911        $  65,639,076
                                               ===========        =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended December 31, 2000                           Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................        21,476,605        $ 375,316,374
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................           280,301            4,731,478
                                               -----------        -------------
Total issued ...........................        21,756,906          380,047,852
Shares redeemed ........................       (17,894,043)        (312,432,603)
                                               -----------        -------------
Net increase ...........................         3,862,863        $  67,615,249
                                               ===========        =============
--------------------------------------------------------------------------------

5. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended December 31, 2001 and December 31, 2000 was as follows:

--------------------------------------------------------------------------------
                                                   12/31/2001         12/31/2000
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ........................        $15,000,003        $13,824,591
                                                  -----------        -----------
Total taxable distributions ..............        $15,000,003        $13,824,591
                                                  ===========        ===========
--------------------------------------------------------------------------------

As of December 31, 2001, the components of accumulated earnings (losses) on a tax basis were as follows:

-----------------------------------------------------------------------------
Undistributed ordinary income--net ......................        $    721,936
Undistributed long-term capital gains--net ..............                  --
                                                                 ------------
Total undistributed earnings--net .......................             721,936
Capital loss carryforward ...............................         (19,545,426)*
Unrealized gains (losses)--net ..........................          35,196,957**
                                                                 ------------
Total accumulated earnings (losses)--net ................        $ 16,373,467
                                                                 ============
-----------------------------------------------------------------------------

 * On December 31, 2001, the Fund had a net capital loss carryforward of approximately $19,545,426, of which $4,944,930 expires in 2008 and $14,600,496 expires in 2009. This amount will be available to offset like amounts of any future taxable gains.
** The difference between book-basis and tax-basis net unrealized gains (losses) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and the deferral of post October capital losses for tax purposes.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders, Merrill Lynch S&P 500 Index Fund (One of the series constituting Merrill Lynch Index Funds, Inc.):

We have audited the accompanying statement of assets and liabilities of Merrill Lynch S&P 500 Index Fund as of December 31, 2001, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch S&P 500 Index Fund of Merrill Lynch Index Funds, Inc. as of December 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
February 6, 2002


                                    10 & 11

                             Merrill Lynch S&P 500 Index Fund, December 31, 2001

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                Master S&P 500 Index Series
                --------------------------------------------------------------------
                                                            Shares
                Issue                                        Held            Value
====================================================================================
Common        + ADC Telecommunications, Inc. ..........     138,655   $      637,813
Stocks        + The AES Corporation ...................      94,390        1,543,276
                AFLAC Incorporated ....................      93,279        2,290,932
                ALLTEL Corporation ....................      55,537        3,428,299
              + AMR Corporation .......................      27,265          604,465
              + AOL Time Warner Inc. ..................     785,984       25,230,086
                AT&T Corp. ............................     628,192       11,395,403
              + AT&T Wireless Services Inc. ...........     448,816        6,449,486
                Abbott Laboratories ...................     274,767       15,318,260
                Adobe Systems Incorporated ............      42,425        1,317,296
                Adolph Coors Company (Class B) ........       6,583          351,532
              + Advanced Micro Devices, Inc. ..........      61,017          967,730
                Aetna Inc. (New Shares) ...............      25,272          833,723
              + Agilent Technologies, Inc. ............      81,030        2,310,165
                Air Products and Chemicals, Inc. ......      40,437        1,896,900
                Alberto-Culver Company (Class B) ......      10,028          448,653
                Albertson's, Inc. .....................      71,846        2,262,431
                Alcan Aluminium Ltd. ..................      56,648        2,035,363
                Alcoa Inc. ............................     153,125        5,443,594
                Allegheny Energy, Inc. ................      22,120          801,186
                Allegheny Technologies Incorporated ...      14,228          238,319
                Allergan Inc. .........................      23,344        1,751,967
              + Allied Waste Industries, Inc. .........      34,978          491,791
                The Allstate Corporation ..............     128,514        4,330,922
              + Altera Corporation ....................      68,610        1,455,904
                Ambac Financial Group, Inc. ...........      18,766        1,085,801
                Amerada Hess Corporation ..............      15,767          985,437
                Ameren Corporation ....................      24,341        1,029,624
                American Electric Power Company, Inc. .      57,150        2,487,739
                American Express Company ..............     234,714        8,376,943
                American Greetings Corporation
                  (Class A) ...........................      11,316          155,934
                American Home Products Corporation ....     233,179       14,307,863
                American International Group, Inc. ....     464,787       36,904,088
              + American Power Conversion Corporation .      34,644          500,952
                AmerisourceBergen Corporation .........      18,243        1,159,343
              + Amgen Inc. ............................     185,057       10,444,617
                AmSouth Bancorporation ................      65,703        1,241,787
                Anadarko Petroleum Corporation ........      44,461        2,527,608
              + Analog Devices, Inc. ..................      63,836        2,833,680
              + Andrew Corporation ....................      14,439          316,070
                Anheuser-Busch Companies, Inc. ........     159,225        7,198,562
                Aon Corporation .......................      46,455        1,650,082
                Apache Corporation ....................      24,473        1,220,703
              + Apple Computer, Inc. ..................      61,917        1,355,982
                Applera Corporation--Applied
                  Biosystems Group ....................      37,455        1,470,858
              + Applied Materials, Inc. ...............     144,248        5,784,345
              + Applied Micro Circuits Corporation ....      53,307          603,435
                Archer-Daniels-Midland Company ........     117,734        1,689,483
                Ashland Inc. ..........................      12,358          569,457
                Autodesk, Inc. ........................       9,562          356,376
                Automatic Data Processing, Inc. .......     110,740        6,522,586
              + AutoZone, Inc. ........................      19,867        1,426,451
              + Avaya Inc. ............................      50,352          611,777
                Avery Dennison Corporation ............      19,558        1,105,614
                Avon Products, Inc. ...................      42,090        1,957,185
                The B.F. Goodrich Company .............      18,287          486,800
                BB&T Corporation ......................      77,740        2,807,191
              + BMC Software, Inc. ....................      43,220          707,511
                Baker Hughes Incorporated .............      59,544        2,171,570
                Ball Corporation ......................       4,890          345,723
                Bank of America Corporation ...........     279,153       17,572,681
                The Bank of New York Company, Inc. ....     130,485        5,323,788
                Bank One Corporation ..................     206,729        8,072,767
                Barrick Gold Corporation ..............      95,007        1,515,366
                Bausch & Lomb Incorporated ............       9,487          357,280
                Baxter International Inc. .............     105,087        5,635,816
                The Bear Stearns Companies Inc. .......      16,711          979,933
                Becton, Dickinson and Company .........      45,695        1,514,789
              + Bed Bath & Beyond Inc. ................      51,204        1,735,816
                BellSouth Corporation .................     332,474       12,683,883
                Bemis Company, Inc. ...................       9,368          460,718
              + Best Buy Co., Inc. ....................      37,144        2,766,485
              + Big Lots, Inc. ........................      20,095          208,988
              + Biogen, Inc. ..........................      26,366        1,512,090
                Biomet, Inc. ..........................      47,585        1,470,376
                The Black & Decker Corporation ........      14,352          541,501
                The Boeing Company ....................     148,560        5,761,157
                Boise Cascade Corporation .............      10,224          347,718
              + Boston Scientific Corporation .........      71,212        1,717,633
                Bristol-Myers Squibb Company ..........     344,771       17,583,321
              + Broadcom Corporation (Class A) ........      46,141        1,890,858
                Brown-Forman Corporation (Class B) ....      12,144          760,214
                Brunswick Corporation .................      15,564          338,673
                Burlington Northern Santa Fe Corp. ....      69,494        1,982,664
                Burlington Resources Inc. .............      37,518        1,408,426
                C.R. Bard, Inc. .......................       9,009          581,080
              + CIENA Corporation .....................      57,905          828,621
                CIGNA Corporation .....................      26,566        2,461,340
                CMS Energy Corporation ................      23,414          562,638
                CSX Corporation .......................      37,878        1,327,624
                CVS Corporation .......................      69,718        2,063,653
              + Calpine Corporation ...................      52,980          889,534
                Campbell Soup Company .................      72,435        2,163,633
                Capital One Financial Corporation .....      36,967        1,994,370
                Cardinal Health, Inc. .................      79,091        5,114,024
                Carnival Corporation ..................     103,730        2,912,738
                Caterpillar Inc. ......................      60,894        3,181,712
              + Cendant Corporation ...................     171,725        3,367,527
                Centex Corporation ....................      10,494          599,102
                CenturyTel, Inc. ......................      25,077          822,526
                The Charles Schwab Corporation ........     245,888        3,803,887
                Charter One Financial, Inc. ...........      38,505        1,045,411
                ChevronTexaco Corporation .............     189,059       16,941,577
              + Chiron Corporation ....................      33,684        1,476,707
                The Chubb Corporation .................      31,153        2,149,557
                Cincinnati Financial Corporation ......      28,511        1,087,695
                Cinergy Corp. .........................      28,208          942,993
                Cintas Corporation ....................      30,012        1,452,281
                Circuit City Stores--Circuit City Group      36,903          957,633
              + Cisco Systems, Inc. ...................   1,298,381       23,513,680
                Citigroup Inc. ........................     913,464       46,111,663
              + Citizens Communications Company .......      50,618          539,588
              + Citrix Systems, Inc. ..................      32,765          742,455
              + Clear Channel Communications, Inc. ....     104,224        5,306,044
                The Clorox Company ....................      41,958        1,659,439
                The Coca-Cola Company .................     441,258       20,805,315
                Coca-Cola Enterprises Inc. ............      78,987        1,496,014
                Colgate-Palmolive Company .............      99,531        5,747,915
              + Comcast Corporation (Class A) .........     167,645        6,035,220
                Comerica Incorporated .................      31,661        1,814,175
                Compaq Computer Corporation ...........     299,627        2,924,360
                Computer Associates International, Inc.     102,232        3,525,982
              + Computer Sciences Corporation .........      29,910        1,464,992
              + Compuware Corporation .................      65,249          769,286
              + Comverse Technology, Inc. .............      32,883          735,593
                ConAgra, Inc. .........................      95,278        2,264,758
              + Concord EFS, Inc. .....................      85,499        2,802,657
              + Conexant Systems, Inc. ................      43,832          629,428
                Conoco Inc. ...........................     110,814        3,136,036
              + Conseco, Inc. .........................      59,926          267,270
                Consolidated Edison, Inc. .............      37,625        1,518,545
                Constellation Energy Group ............      29,049          771,251
              + Convergys Corporation .................      30,314        1,136,472
                Cooper Industries, Inc. ...............      16,572          578,694
                Cooper Tire & Rubber Company ..........      12,930          206,363
                Corning Incorporated ..................     165,005        1,471,845
              + Costco Wholesale Corporation ..........      79,834        3,543,033
                Countrywide Credit Industries, Inc. ...      21,008          860,698
                Crane Co. .............................      10,588          271,476
                Cummins Engine Company, Inc. ..........       7,309          281,689
                DTE Energy Company ....................      29,238        1,226,242
                Dana Corporation ......................      26,245          364,281
                Danaher Corporation ...................      25,285        1,524,938
                Darden Restaurants, Inc. ..............      20,945          741,453
                Deere & Company .......................      41,648        1,818,352
              + Dell Computer Corporation .............     461,416       12,541,287
                Delphi Automotive Systems
                  Corporation .........................      99,325        1,356,779
                Delta Air Lines, Inc. .................      21,886          640,384
                Deluxe Corporation ....................      12,536          521,247
                Devon Energy Corporation ..............      22,958          887,327
                Dillard's, Inc. (Class A) .............      15,084          241,344
                Dollar General Corporation ............      58,650          873,885
                Dominion Resources, Inc. ..............      46,397        2,788,460
                Dover Corporation .....................      36,059        1,336,707
                The Dow Chemical Company ..............     159,221        5,378,485
                Dow Jones & Company, Inc. .............      15,319          838,409
                Duke Energy Corporation ...............     136,939        5,376,225
                Dynegy Inc. (Class A) .................      57,831        1,474,690
                E.I. du Pont de Nemours and Company ...     184,993        7,864,052
              + EMC Corporation .......................     391,494        5,261,679
                EOG Resources, Inc. ...................      20,570          804,493
                Eastman Chemical Company ..............      13,650          532,623
                Eastman Kodak Company .................      51,453        1,514,262
                Eaton Corporation .....................      12,175          905,942
                Ecolab Inc. ...........................      22,607          909,932
              + Edison International ..................      57,799          872,765
                El Paso Corporation ...................      90,328        4,029,532
                Electronic Data Systems Corporation ...      83,007        5,690,130
                Eli Lilly and Company .................     199,377       15,659,070


                                    12 & 13

                             Merrill Lynch S&P 500 Index Fund, December 31, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                Master S&P 500 Index Series (continued)
                --------------------------------------------------------------------
                                                            Shares
                Issue                                        Held            Value
====================================================================================
Common          Emerson Electric Co. ..................      76,008   $    4,340,057
Stocks          Engelhard Corporation .................      23,197          642,093
(continued)     Entergy Corporation ...................      39,155        1,531,352
                Equifax Inc. ..........................      25,402          613,458
                Equity Office Properties Trust ........      71,874        2,161,970
                Equity Residential Properties Trust ...      45,500        1,306,305
                Exelon Corporation ....................      56,874        2,723,127
                Exxon Mobil Corporation++ .............   1,214,012       47,710,672
                FPL Group, Inc. .......................      31,197        1,759,511
                Family Dollar Stores, Inc. ............      30,464          913,311
                Fannie Mae ............................     177,453       14,107,513
              + FedEx Corp. ...........................      54,468        2,825,800
              + Federated Department Stores, Inc. .....      35,067        1,434,240
                Fifth Third Bancorp ...................     102,094        6,286,949
                First Data Corporation ................      69,500        5,452,275
                FirstEnergy Corp. .....................      53,636        1,876,187
              + Fiserv, Inc. ..........................      33,112        1,401,300
                FleetBoston Financial Corporation .....     185,337        6,764,800
                Fluor Corporation .....................      14,061          525,881
                Ford Motor Company ....................     324,566        5,102,178
              + Forest Laboratories, Inc. .............      31,252        2,561,101
                Fortune Brands, Inc. ..................      27,115        1,073,483
                Franklin Resources, Inc. ..............      46,986        1,657,196
                Freddie Mac ...........................     122,863        8,035,240
              + Freeport-McMoRan Copper & Gold, Inc.
                  (Class B) ...........................      25,534          341,900
                Gannett Co., Inc. .....................      46,899        3,153,020
                The Gap, Inc. .........................     152,473        2,125,474
              + Gateway Inc. ..........................      57,298          460,676
                General Dynamics Corporation ..........      35,648        2,839,007
                General Electric Company ..............   1,762,121       70,625,810
                General Mills, Inc. ...................      64,500        3,354,645
                General Motors Corporation ............      97,319        4,729,703
                Genuine Parts Company .................      30,514        1,119,864
              + Genzyme Corporation ...................      29,200        1,747,912
                Georgia-Pacific Group .................      40,077        1,106,526
                The Gillette Company ..................     187,071        6,248,171
                Golden West Financial Corporation .....      28,168        1,657,687
                The Goodyear Tire & Rubber Company ....      28,233          672,228
                Great Lakes Chemical Corporation ......       8,935          216,942
              + Guidant Corporation ...................      54,461        2,712,158
                H & R Block, Inc. .....................      32,465        1,451,185
                H.J. Heinz Company ....................      61,856        2,543,519
                HCA Inc. ..............................      95,356        3,675,020
              + HEALTHSOUTH Corporation ...............      69,125        1,024,432
                Halliburton Company ...................      76,114          997,093
                Harley-Davidson, Inc. .................      53,649        2,913,677
              + Harrah's Entertainment, Inc. ..........      20,800          769,808
                The Hartford Financial Services
                  Group, Inc. .........................      42,025        2,640,431
                Hasbro, Inc. ..........................      30,594          496,541
              + Health Management Associates, Inc.
                  (Class A) ...........................      43,300          796,720
              + Hercules Incorporated .................      19,159          191,590
                Hershey Foods Corporation .............      24,228        1,640,236
                Hewlett-Packard Company ...............     344,656        7,079,234
                Hilton Hotels Corporation .............      65,431          714,507
                The Home Depot, Inc. ..................     413,986       21,117,426
                Honeywell International Inc. ..........     143,567        4,855,436
                Household International, Inc. .........      82,284        4,767,535
              + Humana Inc. ...........................      30,104          354,926
                Huntington Bancshares Incorporated ....      44,529          765,454
                IMS Health Incorporated ...............      52,265        1,019,690
                ITT Industries, Inc. ..................      15,596          787,598
                Illinois Tool Works Inc. ..............      53,921        3,651,530
              + Immunex Corporation ...................      94,585        2,620,950
              + Inco Limited ..........................      32,265          546,569
                Ingersoll-Rand Company ................      29,868        1,248,781
                Intel Corporation .....................   1,193,011       37,520,196
                International Business Machines
                  Corporation .........................     305,717       36,979,528
                International Flavors & Fragrances Inc.      16,996          504,951
              + International Game Technology .........      15,820        1,080,506
                International Paper Company ...........      85,676        3,457,027
                The Interpublic Group of
                  Companies, Inc. .....................      66,586        1,966,950
              + Intuit Inc. ...........................      37,012        1,582,633
                J.C. Penney Company, Inc. .............      46,708        1,256,445
                J.P. Morgan Chase & Co. ...............     352,175       12,801,561
              + JDS Uniphase Corporation ..............     233,497        2,038,429
              + Jabil Circuit, Inc. ...................      33,964          771,662
                Jefferson--Pilot Corporation ..........      26,986        1,248,642
                John Hancock Financial Services, Inc. .      54,542        2,252,585
                Johnson & Johnson .....................     544,585       32,184,973
                Johnson Controls, Inc. ................      15,410        1,244,357
              + Jones Apparel Group, Inc. .............      21,500          713,155
                KB HOME ...............................       7,821          313,622
              + KLA-Tencor Corporation ................      32,887        1,629,880
              + Kadant Inc. ...........................           3               43
                Kellogg Company .......................      72,005        2,167,350
                Kerr-McGee Corporation ................      17,725          971,330
                KeyCorp ...............................      75,310        1,833,045
                KeySpan Corporation ...................      24,361          844,109
                Kimberly-Clark Corporation ............      94,413        5,645,897
                Kinder Morgan, Inc. ...................      20,374        1,134,628
              + King Pharmaceuticals, Inc. ............      43,345        1,826,125
              + Kmart Corporation .....................      86,914          474,550
                Knight Ridder, Inc. ...................      13,051          847,401
              + Kohl's Corporation ....................      59,039        4,158,707
              + The Kroger Co. ........................     143,824        3,001,607
              + LSI Logic Corporation .................      64,106        1,011,593
                Leggett & Platt, Incorporated .........      34,816          800,768
                Lehman Brothers Holdings, Inc. ........      43,728        2,921,030
              + Lexmark International Group, Inc.
                  (Class A) ...........................      22,749        1,342,191
                The Limited, Inc. .....................      75,644        1,113,480
                Lincoln National Corporation ..........      33,319        1,618,304
                Linear Technology Corporation .........      56,369        2,200,646
                Liz Claiborne, Inc. ...................       9,319          463,620
                Lockheed Martin Corporation ...........      77,050        3,595,923
                Loews Corporation .....................      34,990        1,937,746
                Louisiana-Pacific Corporation .........      18,528          156,376
                Lowe's Companies, Inc. ................     136,450        6,332,644
                Lucent Technologies Inc. ..............     604,188        3,800,343
                MBIA, Inc. ............................      26,245        1,407,519
                MBNA Corporation ......................     151,105        5,318,896
                MGIC Investment Corporation ...........      18,980        1,171,446
              + Manor Care, Inc. ......................      18,304          433,988
                Marriott International, Inc. (Class A)       43,247        1,757,991
                Marsh & McLennan Companies, Inc. ......      48,879        5,252,049
                Masco Corporation .....................      81,579        1,998,685
                Mattel, Inc. ..........................      76,434        1,314,665
              + Maxim Integrated Products, Inc. .......      58,240        3,058,182
                The May Department Stores Company .....      53,028        1,960,975
                Maytag Corporation ....................      13,503          418,998
              + McDermott International, Inc. .........      10,855          133,191
                McDonald's Corporation ................     229,428        6,072,959
                The McGraw-Hill Companies, Inc. .......      34,628        2,111,615
                McKesson HBOC, Inc. ...................      50,524        1,889,598
                The Mead Corporation ..................      17,623          544,374
              + MedImmune, Inc. .......................      37,712        1,747,951
                Medtronic, Inc. .......................     214,410       10,979,936
                Mellon Financial Corporation ..........      84,656        3,184,759
                Merck & Co., Inc. .....................     406,777       23,918,488
              + Mercury Interactive Corp. .............      14,657          498,045
                Meredith Corporation ..................       8,821          314,469
                Merrill Lynch & Co., Inc.@ ............     148,897        7,760,512
                MetLife, Inc. .........................     133,002        4,213,503
              + Micron Technology, Inc. ...............     105,768        3,278,808
              + Microsoft Corporation++ ...............     954,782       63,273,403
                Millipore Corporation .................       8,355          507,148
                Minnesota Mining and Manufacturing
                  Company (3M) ........................      70,234        8,302,361
              + Mirant Corporation ....................      63,845        1,022,797
                Molex Incorporated ....................      34,662        1,072,789
                Moody's Corporation ...................      27,940        1,113,688
                Morgan Stanley Dean Witter & Co. ......     197,408       11,043,004
                Motorola, Inc. ........................     389,599        5,851,777
              + NCR Corporation .......................      17,118          630,969
                NICOR, Inc. ...........................       8,054          335,369
              + NVIDIA Corporation ....................      24,300        1,625,670
              + Nabors Industries, Inc. ...............      26,055          894,468
                National City Corporation .............     106,572        3,116,165
              + National Semiconductor Corporation ....      30,766          947,285
              + Navistar International Corporation ....      10,558          417,041
              + Network Appliance, Inc. ...............      57,751        1,263,014
                The New York Times Company (Class A) ..      28,247        1,221,683
                Newell Rubbermaid Inc. ................      47,304        1,304,171
                Newmont Mining Corporation ............      34,676          662,658
              + Nextel Communications, Inc. (Class A) .     135,717        1,487,458
              + Niagara Mohawk Holdings Inc. ..........      28,489          505,110
                Nike, Inc. (Class B) ..................      48,110        2,705,706
                NiSource Inc. .........................      36,637          844,849
              + Noble Drilling Corporation ............      23,789          809,778
                Nordstrom, Inc. .......................      23,736          480,179
                Norfolk Southern Corporation ..........      68,242        1,250,876
                Nortel Networks Corporation ...........     565,235        4,239,262
                Northern Trust Corporation ............      39,447        2,375,498
                Northrop Grumman Corporation ..........      15,088        1,521,021
              + Novell, Inc. ..........................      63,824          292,952
              + Novellus Systems, Inc. ................      25,270          996,901
                Nucor Corporation .....................      13,766          729,047
                Occidental Petroleum Corporation ......      65,729        1,743,790
              + Office Depot, Inc. ....................      52,788          978,690
                Omnicom Group Inc. ....................      32,857        2,935,773
              + Oracle Corporation ....................     995,845       13,752,619


                                    14 & 15

                             Merrill Lynch S&P 500 Index Fund, December 31, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                Master S&P 500 Index Series (continued)
                --------------------------------------------------------------------
                                                            Shares
                Issue                                        Held            Value
====================================================================================
Common          PACCAR Inc. ...........................      13,574   $      890,726
Stocks          PG&E Corporation ......................      68,677        1,321,345
(continued)   + PMC--Sierra, Inc. .....................      29,164          620,027
                PNC Bank Corp. ........................      51,268        2,881,262
                PPG Industries, Inc. ..................      29,917        1,547,307
                PPL Corporation .......................      25,892          902,336
              + Pactiv Corporation ....................      28,125          499,219
                Pall Corporation ......................      21,803          524,580
              + Palm, Inc. ............................     100,612          390,375
              + Parametric Technology Corporation .....      46,865          366,016
                Parker-Hannifin Corporation ...........      20,728          951,622
                Paychex, Inc. .........................      66,268        2,322,031
                Peoples Energy Corporation ............       6,304          239,111
              + PeopleSoft, Inc. ......................      52,152        2,096,510
                The Pepsi Bottling Group, Inc. ........      51,022        1,199,017
                PepsiCo, Inc. .........................     313,668       15,272,495
                PerkinElmer, Inc. .....................      17,904          626,998
                Pfizer Inc. ...........................   1,119,895       44,627,816
                Pharmacia Corporation .................     230,792        9,843,279
                Phelps Dodge Corporation ..............      13,978          452,887
                Philip Morris Companies Inc. ..........     384,518       17,630,150
                Phillips Petroleum Company ............      67,290        4,054,895
                Pinnacle West Capital Corporation .....      15,032          629,089
                Pitney Bowes Inc. .....................      43,782        1,646,641
                Placer Dome Inc. ......................      58,120          634,089
              + Power-One, Inc. .......................      13,968          145,407
                Praxair, Inc. .........................      28,493        1,574,238
                The Procter & Gamble Company ..........     229,758       18,180,751
                Progress Energy, Inc. .................      38,526        1,734,826
                The Progressive Corporation ...........      13,080        1,952,844
                Providian Financial Corporation .......      50,643          179,783
                Public Service Enterprise Group
                  Incorporated ........................      36,894        1,556,558
                Pulte Corporation .....................      10,293          459,788
              + QLogic Corporation ....................      16,408          730,320
              + QUALCOMM Incorporated .................     134,340        6,784,170
              + Quintiles Transnational Corp. .........      20,686          332,631
                Qwest Communications
                  International Inc. ..................     294,705        4,164,182
                R.R. Donnelley & Sons Company .........      20,825          618,294
                RadioShack Corporation ................      32,898          990,230
                Raytheon Company ......................      68,194        2,214,259
              + Reebok International Ltd. .............      10,387          275,256
                Regions Financial Corporation .........      40,358        1,212,354
                Reliant Energy, Inc. ..................      52,770        1,399,460
              + Robert Half International Inc. ........      31,111          830,664
                Rockwell Collins ......................      32,415          632,093
                Rockwell International Corporation ....      32,415          578,932
                Rohm and Haas Company .................      39,103        1,354,137
              + Rowan Companies, Inc. .................      16,772          324,874
                Royal Dutch Petroleum Company
                  (NY Registered Shares) ..............     380,397       18,647,061
                Ryder System, Inc. ....................      10,674          236,429
                SAFECO Corporation ....................      22,722          707,790
                SBC Communications Inc. ...............     597,475       23,403,096
                SUPERVALU Inc. ........................      23,542          520,749
                SYSCO Corporation .....................     119,310        3,128,308
              + Sabre Holdings Corporation ............      23,573          998,317
              + Safeway Inc. ..........................      89,658        3,743,222
              + Sanmina Corporation ...................      92,313        1,837,029
              + Sapient Corporation ...................      21,805          168,335
                Sara Lee Corporation ..................     139,531        3,101,774
                Schering-Plough Corporation ...........     259,545        9,294,306
                Schlumberger Limited ..................     101,694        5,588,085
                Scientific-Atlanta, Inc. ..............      28,894          691,722
              + Sealed Air Corporation ................      14,869          606,953
                Sears, Roebuck & Co. ..................      58,278        2,776,364
                Sempra Energy .........................      36,538          897,008
                The Sherwin-Williams Company ..........      27,792          764,280
              + Siebel Systems, Inc. ..................      80,387        2,249,228
                Sigma-Aldrich Corporation .............      13,423          529,000
                Snap-On Incorporated ..................      10,252          345,082
              + Solectron Corporation .................     143,402        1,617,575
                The Southern Company ..................     121,523        3,080,608
                SouthTrust Corporation ................      60,244        1,486,219
                Southwest Airlines Co. ................     135,115        2,496,925
              + Sprint Corp. (PCS Group) ..............     175,119        4,274,655
                Sprint Corporation ....................     157,271        3,158,002
              + St. Jude Medical, Inc. ................      15,207        1,180,824
                The St. Paul Companies, Inc. ..........      38,041        1,672,663
                The Stanley Works .....................      15,143          705,210
              + Staples, Inc. .........................      80,944        1,513,653
              + Starbucks Corporation .................      67,442        1,284,770
                Starwood Hotels & Resorts
                  Worldwide, Inc. .....................      35,258        1,052,451
                State Street Corporation ..............      57,723        3,016,027
                Stilwell Financial, Inc. ..............      38,905        1,058,994
                Stryker Corporation ...................      34,835        2,033,319
              + Sun Microsystems, Inc. ................     577,756        7,129,509
                SunTrust Banks, Inc. ..................      51,799        3,247,797
                Sunoco, Inc. ..........................      14,885          555,806
                Symbol Technologies, Inc. .............      40,191          638,233
                Synovus Financial Corp. ...............      51,451        1,288,848
                T. Rowe Price Group Inc. ..............      21,824          757,948
                TECO Energy, Inc. .....................      23,996          629,655
                The TJX Companies, Inc. ...............      49,724        1,981,999
              + TMP Worldwide Inc. ....................      18,929          812,054
                TRW Inc. ..............................      22,175          821,362
                TXU Corp. .............................      45,572        2,148,720
                Target Corporation ....................     159,495        6,547,270
              + Tektronix, Inc. .......................      16,636          428,876
              + Tellabs, Inc. .........................      72,597        1,091,133
                Temple-Inland, Inc. ...................       8,753          496,558
              + Tenet Healthcare Corporation ..........      57,518        3,377,457
              + Teradyne, Inc. ........................      30,922          931,989
                Texas Instruments Incorporated ........     307,962        8,622,936
                Textron, Inc. .........................      25,014        1,037,080
              + Thermo Electron Corporation ...........      32,157          767,266
                Thomas & Betts Corporation ............      10,367          219,262
                Tiffany & Co. .........................      25,901          815,104
                Torchmark Corporation .................      22,256          875,328
              + Toys 'R' Us, Inc. .....................      35,097          727,912
                Transocean Sedco Forex Inc. ...........      56,341        1,905,453
                Tribune Company .......................      52,942        1,981,619
              + Tricon Global Restuarants, Inc. .......      26,017        1,280,036
                Tupperware Corporation ................      10,233          196,985
                Tyco International Ltd. ...............     354,255       20,865,620
                U.S. Bancorp ..........................     338,055        7,075,491
              + US Airways Group, Inc. ................      11,941           75,706
                USA Education Inc. ....................      28,910        2,429,018
                UST Inc. ..............................      28,935        1,012,725
                USX-Marathon Group ....................      54,747        1,642,410
              + USX-U.S. Steel Group ..................      15,822          286,536
                Unilever NV (NY Registered Shares) ....     101,397        5,841,481
                Union Pacific Corporation .............      43,976        2,506,632
                Union Planters Corporation ............      24,321        1,097,607
              + Unisys Corporation ....................      56,182          704,522
                United Technologies Corporation .......      83,508        5,397,122
                UnitedHealth Group Incorporated .......      56,269        3,982,157
              + Univision Communications Inc.
                  (Class A) ...........................      36,971        1,495,847
                Unocal Corporation ....................      43,174        1,557,286
                UnumProvident Corporation .............      42,867        1,136,404
                V. F. Corporation .....................      19,867          775,012
              + VERITAS Software Corporation ..........      70,501        3,159,855
                Verizon Communications ................     479,808       22,771,688
              + Viacom, Inc. (Class B) ................     315,803       13,942,702
                Visteon Corporation ...................      23,226          349,319
              + Vitesse Semiconductor Corporation .....      32,527          405,286
                Vulcan Materials Company ..............      17,947          860,379
                W. W. Grainger, Inc. ..................      16,845          808,560
                Wachovia Corporation ..................     241,316        7,567,670
                Wal-Mart Stores, Inc. .................     793,145       45,645,495
                Walgreen Co. ..........................     180,644        6,080,477
                The Walt Disney Company ...............     361,657        7,493,533
                Washington Mutual, Inc. ...............     155,691        5,091,096
                Waste Management, Inc. ................     110,964        3,540,861
              + Waters Corporation ....................      21,700          840,875
              + Watson Pharmaceuticals, Inc. ..........      18,781          589,536
              + Wellpoint Health Networks Inc. ........      11,233        1,312,576
                Wells Fargo Company ...................     304,452       13,228,439
                Wendy's International, Inc. ...........      20,162          588,126
                Westvaco Corporation ..................      17,886          508,857
                Weyerhaeuser Company ..................      38,171        2,064,288
                Whirlpool Corporation .................      11,840          868,227
                Willamette Industries, Inc. ...........      19,423        1,012,327
                The Williams Companies, Inc. ..........      91,146        2,326,046
                Winn-Dixie Stores, Inc. ...............      24,980          355,965


                                    16 & 17

                             Merrill Lynch S&P 500 Index Fund, December 31, 2001

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

                Master S&P 500 Index Series (concluded)
                --------------------------------------------------------------------
                                                            Shares
                Issue                                        Held            Value
====================================================================================
Common          Wm. Wrigley Jr. Company ...............      40,070   $    2,058,396
Stocks        + WorldCom, Inc. ........................     512,340        7,213,747
(concluded)     Worthington Industries, Inc. ..........      15,167          215,371
                XL Capital Ltd. (Class A) .............      23,695        2,164,775
                Xcel Energy, Inc. .....................      60,882        1,688,867
                Xerox Corporation .....................     123,162        1,283,348
              + Xilinx, Inc. ..........................      59,003        2,304,067
              + Yahoo! Inc. ...........................     100,569        1,784,094
              + Zimmer Holdings, Inc. .................      34,477        1,052,928
                Zions Bancorporation ..................      16,212          852,427
                --------------------------------------------------------------------
                Total Common Stocks (Cost--
                $1,749,278,646)--98.1% ................                1,856,831,008

===================================================================================================
                 Face
                Amount                       Short-Term Obligations
===================================================================================================
Commercial      $43,697,000   General Electric Capital Corp., 1.82% due 1/02/2002        43,694,791
Paper*
===================================================================================================
                Total Short-Term Obligations (Cost--$43,694,791)--2.3%                   43,694,791
===================================================================================================
                Total Investments (Cost--$1,792,973,437)--100.4%                      1,900,525,799

                Variation Margin on Financial Futures Contracts**--(0.0%)                  (389,698)

                Liabilities in Excess of Other Assets--(0.4%)                            (6,639,448)
                                                                                    ---------------
                Net Assets--100.0%                                                  $ 1,893,496,653
                                                                                    ===============
===================================================================================================

 +    Non-income producing security.
++    Portion of security held as collateral for open financial futures contracts.
 @    An affiliate of the Series.
 * Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Series.
** Financial futures contracts purchased as of December 31, 2001 were as follows:

      --------------------------------------------------------------------------
      Number of                                        Expiration
      Contracts        Issue                              Date          Value
      --------------------------------------------------------------------------
         151    S&P 500 Stock Index                     March 2002   $43,382,300
      --------------------------------------------------------------------------
      Total Financial Futures Contracts Purchased
      (Total Contract Price-- $43,007,904)                           $43,382,300
                                                                     ===========
      --------------------------------------------------------------------------

      See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

MASTER
S&P 500
INDEX SERIES   As of December 31, 2001
=====================================================================================================
Assets:        Investments, at value (identified cost--$1,792,973,437)                 $1,900,525,799
               Receivables:
                 Contributions .......................................   $ 3,004,865
                 Dividends ...........................................     1,901,763
                 Securities sold .....................................       586,892        5,493,520
                                                                         -----------
               Prepaid expenses and other assets .....................                         66,137
                                                                                       --------------
               Total assets ..........................................                  1,906,085,456
                                                                                       --------------
=====================================================================================================
Liabilities:   Payables:
                 Withdrawals .........................................    10,765,551
                 Securities purchased ................................     1,150,788
                 Variation margin ....................................       389,698
                 Investment adviser ..................................         8,035       12,314,072
                                                                         -----------
               Accrued expenses and other liabilities ................                        274,731
                                                                                       --------------
               Total liabilities .....................................                     12,588,803
                                                                                       --------------
=====================================================================================================
Net Assets:    Net assets ............................................                 $1,893,496,653
                                                                                       ==============
=====================================================================================================
Net Assets     Investors' capital ....................................                 $1,785,569,895
Consist of:    Unrealized appreciation on investments--net ...........                    107,926,758
                                                                                       --------------
               Net assets ............................................                 $1,893,496,653
                                                                                       ==============
=====================================================================================================

See Notes to Financial Statements.


                                    18 & 19

                             Merrill Lynch S&P 500 Index Fund, December 31, 2001

STATEMENT OF OPERATIONS

MASTER
S&P 500
INDEX SERIES             For the Year Ended December 31, 2001
==============================================================================================================
Investment               Dividends (net of $111,230 foreign withholding tax) .                   $  23,759,267
Income:                  Interest and discount earned ........................                         792,019
                         Securities lending--net .............................                             881
                                                                                                 -------------
                         Total income ........................................                      24,552,167
                                                                                                 -------------
==============================================================================================================
Expenses:                Accounting services .................................   $    473,882
                         Custodian fees ......................................        179,181
                         Professional fees ...................................        137,401
                         Investment advisory fees ............................         91,454
                         Trustees' fees and expenses .........................         31,067
                         Printing and shareholder reports ....................          7,645
                         Other ...............................................         73,521
                                                                                 ------------
                         Total expenses ......................................                         994,151
                                                                                                 -------------
                         Investment income--net ..............................                      23,558,016
                                                                                                 -------------
==============================================================================================================
Realized &               Realized gain (loss) from:
Unrealized Gain (Loss)     Investments--net ..................................    (28,759,296)
On Investments &           Foreign currency transactions--net ................          1,816      (28,757,480)
Foreign Currency                                                                 ------------
Transactions--Net:       Change in unrealized appreciation on investments--net                    (207,282,579)
                                                                                                 -------------
                         Net Decrease in Net Assets Resulting from Operations.                   $(212,482,043)
                                                                                                 =============
==============================================================================================================

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                      For the Year Ended
MASTER                                                                                                   December 31,
S&P 500                                                                                       ----------------------------------
INDEX SERIES            Increase (Decrease) in Net Assets:                                          2001               2000
================================================================================================================================
Operations:             Investment income--net ............................................   $    23,558,016    $    20,353,619
                        Realized loss on investments and foreign currency transactions--net       (28,757,480)       (30,625,787)
                        Change in unrealized appreciation on investments--net .............      (207,282,579)      (158,321,085)
                                                                                              ---------------    ---------------
                        Net decrease in net assets resulting from operations ..............      (212,482,043)      (168,593,253)
                                                                                              ---------------    ---------------
================================================================================================================================
Capital Transactions:   Proceeds from contributions .......................................       976,860,074        951,377,229
                        Fair value of withdrawals .........................................      (585,512,826)      (758,488,266)
                                                                                              ---------------    ---------------
                        Net increase in net assets derived from capital transactions ......       391,347,248        192,888,963
                                                                                              ---------------    ---------------
================================================================================================================================
Net Assets:             Total increase in net assets ......................................       178,865,205         24,295,710
                        Beginning of year .................................................     1,714,631,448      1,690,335,738
                                                                                              ---------------    ---------------
                        End of year .......................................................   $ 1,893,496,653    $ 1,714,631,448
                                                                                              ===============    ===============
================================================================================================================================

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                                                        For the
                                                                                                                        Period
                                                                                                                       April 3,
MASTER              The following ratios have been derived               For the Year Ended December 31,               1997+ to
S&P 500             from information provided in the           ----------------------------------------------------    Dec. 31,
INDEX SERIES        financial statements.                         2001          2000          1999          1998         1997
===============================================================================================================================
Total Investment                                                  (11.97%)           --            --            --          --
Return:                                                        ==========    ==========    ==========    ==========    ========
===============================================================================================================================
Ratios to Average   Expenses, net of reimbursement .........         .05%          .07%          .07%          .10%        .12%*
Net Assets:                                                    ==========    ==========    ==========    ==========    ========
                    Expenses ...............................         .05%          .07%          .07%          .10%        .17%*
                                                               ==========    ==========    ==========    ==========    ========
                    Investment income--net .................        1.29%         1.16%         1.33%         1.56%       1.99%*
                                                               ==========    ==========    ==========    ==========    ========
===============================================================================================================================
Supplemental        Net assets, end of period (in thousands)   $1,893,497    $1,714,631    $1,690,336    $1,118,220    $602,801
Data:                                                          ==========    ==========    ==========    ==========    ========
                    Portfolio turnover .....................        3.21%         9.71%        29.91%        25.97%      24.31%
                                                               ==========    ==========    ==========    ==========    ========
===============================================================================================================================

*     Annualized.
+     Commencement of operations.

      See Notes to Financial Statements.


                                    20 & 21

                             Merrill Lynch S&P 500 Index Fund, December 31, 2001

NOTES TO FINANCIAL STATEMENTS

MASTER S&P 500 INDEX SERIES

1. Significant Accounting Policies:

Master S&P 500 Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Other investments, including futures contracts and related options, are stated at market value. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Accordingly, as a "pass through" entity, the Series pays no income dividends or capital gains distributions. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(f) Securities lending--The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the US government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Series may receive a flat fee for its loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .005% of the average daily value of the Series' net assets.

Merrill Lynch Trust Company (MLTC), an indirect, wholly-owned subsidiary of ML & Co., is the Series' custodian.

Prior to January 1, 2001, FAM provided accounting services to the Series at its cost and the Series reimbursed FAM for these services. FAM continues to provide certain accounting services to the Series. The Series reimburses FAM at its cost for such services. For the year ended December 31, 2001, the Series reimbursed FAM an aggregate of $147,644 for the above-described services. The Series entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Series. The Series pays a fee for these services.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, MLTC, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2001 were $440,111,952 and $57,269,528, respectively.

Net realized gains (losses) for the year ended December 31, 2001 and net unrealized gains as of December 31, 2001 were as follows:

--------------------------------------------------------------------------------
                                                  Realized           Unrealized
                                               Gains (Losses)          Gains
--------------------------------------------------------------------------------
Long-term investments ...................       $(25,227,792)       $107,552,362
Financial futures contracts .............         (3,531,504)            374,396
Foreign currency transactions ...........              1,816                  --
                                                ------------        ------------
Total ...................................       $(28,757,480)       $107,926,758
                                                ============        ============
--------------------------------------------------------------------------------

As of December 31, 2001, net unrealized appreciation for Federal income tax purposes aggregated $38,369,048, of which $294,452,658 related to appreciated securities and $256,083,610 related to depreciated securities. At December 31, 2001, the aggregate cost of investments for Federal income tax purposes was $1,862,156,751.


                                    22 & 23

                             Merrill Lynch S&P 500 Index Fund, December 31, 2001

NOTES TO FINANCIAL STATEMENTS (concluded)

MASTER S&P 500 INDEX SERIES

4. Short-Term Borrowings:

The Series, along with certain other funds managed by FAM and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund partner withdrawal and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .09% per annum based on the Series pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Series did not borrow under the credit agreement during the year ended December 31, 2001. On November 30, 2001, the credit agreement was renewed for one year under the same terms.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Investors, Master S&P 500 Index Series (One of the series constituting Quantitative Master Series Trust):

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master S&P 500 Index Series as of December 31, 2001, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Master S&P 500 Index Series of Quantitative Master Series Trust as of December 31, 2001, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
February 1, 2002

OFFICERS AND DIRECTORS/TRUSTEES

                                                                                                             Number of      Other
                                                                                                           Portfolios in  Director-
                                                    Position(s)  Length                                     Fund Complex   ships
                                                       Held     of Time    Principal Occupation(s) During   Overseen by    Held by
 Name                        Address & Age           with Fund   Served             Past 5 Years             Director     Director
-----------------------------------------------------------------------------------------------------------------------------------
          Interested Director/Trustee
-----------------------------------------------------------------------------------------------------------------------------------
Terry K. Glenn*        800 Scudders Mill Road       President  1999 to     Chairman Americas Region since       196         None
                       Plainsboro, NJ 08536         and        Present     2001, and Executive Vice
                       Age: 61                      Director/              President since 1983 of Fund
                                                    Trustee                Asset Management ("FAM") and
                                                                           Merrill Lynch Investment
                                                                           Managers, L.P. ("MLIM");
                                                                           President of Merrill Lynch
                                                                           Mutual Funds since 1999;
                                                                           President of FAM Distributors,
                                                                           Inc. ("FAMD") since 1986 and
                                                                           Director thereof since 1991;
                                                                           Executive Vice President and
                                                                           Director of Princeton Services,
                                                                           Inc. ("Princeton Services")
                                                                           since 1993; President of
                                                                           Princeton Administrator, L.P.
                                                                           since 1988; Director of
                                                                           Financial Data Services, Inc.,
                                                                           since 1985.
                     ==============================================================================================================
                     * Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the
                       Investment Company Act, of each Fund based on his positions as Chairman (Americas Region) and Executive Vice
                       President of FAM and MLIM; President of FAMD; Executive Vice President of Princeton Services; and President
                       of Princeton Administrators, L.P. The Director's/Trustee's term is unlimited.
===================================================================================================================================

                                                                                                             Number of      Other
                                                                                                           Portfolios in  Director-
                                                    Position(s)  Length                                     Fund Complex   ships
                                                       Held     of Time    Principal Occupation(s) During   Overseen by    Held by
 Name                        Address & Age           with Fund   Served*            Past 5 Years             Director     Director
-----------------------------------------------------------------------------------------------------------------------------------
          Interested Director/Trustee
-----------------------------------------------------------------------------------------------------------------------------------
M. Colyer Crum         104 Westcliff Road           Director/  1978 to     James R. Williston Professor of       51      Cambridge
                       Weston, MA 02493             Trustee    present     Investment Management Emeritus,               Bancorp
                       Age: 69                                             Harvard Business School since
                                                                           1996.
===================================================================================================================================
Laurie Simon Hodrick   809 Uris Hall                Director/  1999 to     Professor of Finance and              51      Junior
                       3022 Broadway                Trustee    present     Economics, Graduate School of                 League of
                       New York, NY 10027                                  Business, Columbia University                 Central
                       Age: 39                                             since 1998; Associate Professor               Westchester
                                                                           of Finance and Economics,
                                                                           Graduate School of Business,
                                                                           Columbia University from 1996
                                                                           to 1998.
===================================================================================================================================
Stephen B. Swensrud    88 Broad Street, 2nd Floor   Director/  1983 to     Chairman, Fernwood Advisors           90      Dana Farber
                       Boston, MA 02110             Trustee    present     since 1996.                                   Cancer
                       Age: 68                                                                                           Institute;
                                                                                                                         Federation
                                                                                                                         For
                                                                                                                         American
                                                                                                                         Immigration
                                                                                                                         Reform
===================================================================================================================================


                                     24 & 25

                             Merrill Lynch S&P 500 Index Fund, December 31, 2001

OFFICERS AND DIRECTORS/TRUSTEES (concluded)

                                                                                                             Number of      Other
                                                                                                           Portfolios in  Director-
                                                    Position(s)  Length                                     Fund Complex   ships
                                                       Held     of Time    Principal Occupation(s) During   Overseen by    Held by
 Name                        Address & Age           with Fund   Served*            Past 5 Years             Director     Director
-----------------------------------------------------------------------------------------------------------------------------------
          Interested Director/Trustee
-----------------------------------------------------------------------------------------------------------------------------------
J. Thomas Touchton     One Tampa City Center        Director/  1977 to     Managing Partner of the Witt          51      Tampa Bay
                       Suite 3405                   Trustee    present     Touchton Company since 1972.                  History
                       201 North Franklin Street                                                                         Center
                       Tampa, FL 33062
                       Age: 63
===================================================================================================================================
Fred G. Weiss          16450 Maddalena Place        Director/  1999 to     Managing Director of FGW              51      Watson
                       Delray Beach, FL 33446       Trustee    present     Associates since 1997; Vice                   Pharma-
                       Age: 60                                             President, Planning Investment,               ceuticals,
                                                                           and Development of Warner                     Inc.; BTG
                                                                           Lambert Co. from 1979 to 1997.                Interna-
                                                                                                                         tional PLC;
                                                                                                                         Michael J.
                                                                                                                         Fox Founda-
                                                                                                                         tion for
                                                                                                                         Parkinson's
                                                                                                                         Research
                       ============================================================================================================
                       * The Director's/Trustee's term is unlimited.
===================================================================================================================================

                                                    Position(s)  Length
                                                       Held     of Time
 Name                        Address & Age           with Fund   Served          Principal Occupation(s) During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------------
          Fund Officers
-----------------------------------------------------------------------------------------------------------------------------------
Donald C. Burke        P.O. Box 9011                Vice       Vice        First Vice President of FAM and MLIM since 1997 and the
                       Princeton, NJ 08543-9011     President  President   Treasurer thereof since 1999; Senior Vice President and
                       Age: 41                      and        since       Treasurer of Princeton Services since 1999; Vice
                                                    Treasurer  1997 and    President of FAMD sine 1999; Vice President of FAM and
                                                               Treasurer   MLIM from 1990 to 1997; Director of Taxation of MLIM
                                                               since 1999  since 1990.
===================================================================================================================================
Christopher Ayoub      P.O. Box 9011                Senior     1998 to     First Vice President of the Investment Adviser and
                       Princeton, NJ 08543-9011     Vice       present     certain of its affiliates since 1998; Vice President of
                       Age: 45                      President              the Investment Adviser and certain of its affiliates
                                                    and Co-                from 1985 to 1998.
                                                    Portfolio
                                                    Manager
===================================================================================================================================
Robert C. Doll, Jr.    P.O. Box 9011                Senior     2000 to     President of FAM and MLIM since 2001; Co-Head (America's
                       Princeton, NJ 08543-9011     Vice       present     Region) of FAM and MLIM from 2000 to 2002; Director of
                       Age: 47                      President              Princeton Services since 1999; Chief Investment Officer
                                                                           of Oppenheimer Funds, Inc. in 1999 and Executive Vice
                                                                           President thereof from 1991 to 1999.
===================================================================================================================================
Philip Green           P.O. Box 9011                Senior     1999 to     Senior Vice President of the Investment Adviser and
                       Princeton, NJ 08543-9011     Vice       present     certain of its affiliates since 1999; Managing Director
                       Age: 37                      President              and Portfolio Manager of Global Institutional Services
                                                                           at Bankers Trust from 1997 to 1999; Vice President of
                                                                           Quantitative Equities at Bankers Trust in 1996; Vice
                                                                           President of Asset Allocations Strategies at Bankers
                                                                           Trust from 1994 to 1996; Vice President of Foreign
                                                                           Exchange and Currency Overlay Strategies at Bankers
                                                                           Trust from 1988 to 1999.
===================================================================================================================================
Jeffrey B. Hewson      P.O. Box 9011                Senior     1998        Director (Global Fixed Income) of the Investment Adviser
                       Princeton, NJ 08543-9011     Vice       to present  and certain of its affiliates since 1998; Vice President
                       Age: 49                      President              of the Investment Adviser and certain of its affiliates
                                                    and Co-                from 1989 to 1998; Portfolio Manager of the Investment
                                                    Portfolio              Adviser and certain of its affiliates since 1985.
                                                    Manager
===================================================================================================================================
Sidney Hoots           P.O. Box 9011                Senior     1999 to     Senior Vice President of the Investment Adviser and
                       Princeton, NJ 08543-9011     Vice       present     certain of its affiliates since 1999; Managing Director
                       Age: 40                      President              of Global Institutional Services at Bankers Trust from
                                                                           1992 to 1999.
===================================================================================================================================
Frank Salerno          P.O. Box 9011                Senior     1999 to     Chief Operating Officer, Institutional for MLIM
                       Princeton, NJ 08543-9011     Vice       present     (Americas Region); First Vice President of the
                       Age: 41                      President              Investment Adviser and certain of its affiliates since
                                                                           1999; Managing Director and Chief Investment Officer of
                                                                           Structured Investments at Bankers Trust from 1995 to
                                                                           1999.
===================================================================================================================================
Richard Vella          P.O. Box 9011                Senior     1999 to     First Vice President of the Investment Adviser and
                       Princeton, NJ 08543-9011     Vice       present     certain of its affiliates since 1999; Managing Director,
                       Age: 43                      President              Global Index Funds of Bankers Trust from 1997 to 1999;
                                                                           Managing Director, International Index Funds of Bankers
                                                                           Trust from 1995 to 1999.
===================================================================================================================================
Debbie Jelilian        P.O. Box 9011                Portfolio  1999 to     Vice President of Investment Adviser and FAM since 1999;
                       Princeton, NJ 08543-9011     Manager    present     portfolio manager in Bankers Trust's Structured
                       Age: 32                                             Investment Management Group from 1993 to 1999.
===================================================================================================================================
Jeffrey L. Russo       P.O. Box 9011                Portfolio  2001 to     Vice President of the Investment Adviser and FAM since
                       Princeton, NJ 08543-9011     Manager    present     1999; portfolio manager and trader in Bankers
                       Age: 34                                             Trust/Deutsche Bank's Structured Investment Group
                                                                           specializing in global index portfolios from 1994 to
                                                                           1999.
===================================================================================================================================
Frank Viola            P.O. Box 9011                Co-        2001 to     Director of the Investment Adviser and certain of its
                       Princeton, NJ 08543-9011     Portfolio  present     affiliates and Portfolio Manager thereof since 1997;
                       Age: 37                      Manager                Treasurer of Merrill Lynch Bank & Trust Company from
                                                                           1996 to 1997.
===================================================================================================================================
Ira P. Shapiro         P.O. Box 9011                Secretary  1998 to     First Vice President of the Investment Adviser and
                       Princeton, NJ 08543-9011                present     certain of its affiliates since 1998; Director (Legal
                       Age: 38                                             Advisory) of the Investment Adviser and certain of its
                                                                           affiliates from 1996 to 1997; Attorney with the
                                                                           Investment Adviser and certain of its affiliates from
                                                                           1993 to 1997.
                       =============================================================================================================
                       Further information about the Fund's Directors/Trustees is available in the Fund's Statement of Additional
                       Information, which can be obtained without charge by calling 1-800-MER-FUND.
===================================================================================================================================


                                     26 & 27

[LOGO] Merrill Lynch Investment Managers
                                [GRAPHIC OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLE LOGO] Printed on post-consumer recycled paper           #Index 4--12/01